Properties (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Properties including finance leases
Cost		$ 53,581
Accumulated Depreciation		13,912
Net		39,669
Cost			$ 51,078
Accumulated Depreciation			13,305
Net			37,773
Finance leases included in properties
Cost		648
Accumulated depreciation		114
Net		534
Cost			525
Accumulated depreciation			107
Net			418
Property additions		3,865	3,531	$ 2,673
Depreciation		1,559	1,327
Depreciation and amortization		$ 1,562	1,329	$ 1,281
Track and Roadway [Member]
Properties including finance leases
Depreciation rate (in hundredths)		2.00%
Cost		$ 39,395
Accumulated Depreciation		8,502
Net		30,893
Cost			38,352
Accumulated Depreciation			8,276
Net			30,076
Finance leases included in properties
Cost		406
Accumulated depreciation		85
Net		321
Cost			406
Accumulated depreciation			80
Net			326
Land [Member]
Properties including finance leases
Net		2,401	2,455
Right-of-Way Access [Member]
Finance leases included in properties
Net		$ 106
Net			107
Rolling stock [Member]
Properties including finance leases
Depreciation rate (in hundredths)		5.00%
Cost		$ 7,538
Accumulated Depreciation		2,941
Net		4,597
Cost			6,883
Accumulated Depreciation			2,842
Net			4,041
Finance leases included in properties
Cost		87
Accumulated depreciation		2
Net		$ 85
Cost			0
Accumulated depreciation			0
Net			0
Buildings [Member]
Properties including finance leases
Depreciation rate (in hundredths)		3.00%
Cost		$ 1,956
Accumulated Depreciation		692
Net		1,264
Cost			1,924
Accumulated Depreciation			668
Net			1,256
Finance leases included in properties
Cost		27
Accumulated depreciation		9
Net		$ 18
Cost			27
Accumulated depreciation			9
Net			18
Information Technology [Member]
Properties including finance leases
Depreciation rate (in hundredths)		9.00%
Cost		$ 1,972
Accumulated Depreciation		688
Net		1,284
Cost			1,795
Accumulated Depreciation			686
Net			1,109
Finance leases included in properties
Depreciation and amortization	$ 84
Software Development [Member]
Properties including finance leases
Cost		$ 273	283
Other [Member]
Properties including finance leases
Depreciation rate (in hundredths)		5.00%
Cost		$ 2,720
Accumulated Depreciation		1,089
Net		1,631
Cost			2,124
Accumulated Depreciation			833
Net			1,291
Finance leases included in properties
Cost		128
Accumulated depreciation		18
Net		110
Cost			92
Accumulated depreciation			18
Net			74
Track And Railway Infrastructure [Member]
Finance leases included in properties
Property additions		$ 1,489	$ 1,547